Income Tax Expense/(Benefit) - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Deferred income tax expense/(benefit)		$ (12)	$ 16	$ 39
Macao | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Income tax holiday period	5 years
Macao income tax exemption, termination date		Jun. 26, 2022
Macao | Taxable income, above MOP300,000 [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		12.00%
Macao | Taxable income, above MOP600,000 [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		12.00%	12.00%	12.00%
Macao | Bottom of range [member] | Taxable income, above MOP32,000 but below MOP300,000 [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		3.00%
Macao | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate		12.00%
Macao | Top of range [member] | Taxable income, above MOP32,000 but below MOP300,000 [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		9.00%
Hong Kong
Disclosure of income tax [Line Items]
Applicable tax rate			16.50%	16.50%
Hong Kong | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate		16.50%